VIEs (Tables)	6 Months Ended
Jun. 30, 2020
Condensed Financial Statements [Abstract]
Summary of Condensed Financial Statements
The following consolidated financial information of the Group’s VIEs excluding the intercompany items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the periods ended:

	December 31,	June 30,
	2019	2020
	RMB	RMB
Total current assets	2,033,635	1,326,950
Total non-current assets	634,965	673,603
Total assets	2,668,600	2,000,553
Total current liabilities	1,935,670	1,801,797
Total non-current liabilities	169,713	199,794
Total liabilities	2,105,383	2,001,591

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Net revenues	3,624,897	5,025,445
Net income	455,802	2,898,657

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Net cash provided by operating activities	1,224,973	2,975,191
Net cash (used in) provided by investing activities	(700,423)	441,437